`As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21631

RMK Advantage Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (901) 524-4100

ALLEN B. MORGAN, JR.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 14.3% OF NET ASSETS
	Collateralized Debt Obligations - 7.3%
2,000,000	Alesco Preferred 11A, 8.291% 12/23/36 (a)	1,953,200
1,913,346	E-Trade 2004-1A COM1, 2.000% 1/10/40	1,932,480
6,000,000	Palmer Square 2A CN, 12.000% 11/2/45 (a)	5,970,000
4,200,000	Restructured Asset Backed 2003-3A A3, 5.378% 1/29/22 (a)	3,621,072
6,000,000	Taberna Preferred Funding Ltd. 2006-6A COM, 6.100% 12/6/36 (a)	5,966,400
2,000,000	Trapeza 2006-10A D2, 8.700% 6/6/41 (a)	2,000,000
1,000,000	Trapeza LLC 2006-10A, Zero Coupon Bond 6/6/41	970,000
3,000,000	TSAR 16A E, Zero Coupon Bond 5/19/45 (a)	2,910,000
4,864,052	Witherspoon 2004-1A COM1, 7.500% 9/15/39	4,791,092

		$30,114,244

	Equipment Leases - 1.9%
1,908,038	Aerco Limited 2A A3, 5.541% 7/15/25 (a)	1,655,223
19,000,000	Airplanes Repackaging 2004-1A B, Zero Coupon Bond 6/16/31 (a)	1,235,000
3,924,031	Aviation Capital 2005-3A C1, 8.331% 12/25/35 (a)	3,973,081
3,000,000	United Capital Aviation Trust 2005-1 B1A, Zero Coupon Bond 7/15/31 (a)	884,760

		$7,748,064

	Home Equity Loans - 4.7%
7,613,000	Ace Securities 2004-HE3 M11, 8.581% 11/25/34	6,927,830
3,000,000	Ace Securities 2004-HE4 M11, 8.581% 12/25/34	2,807,820
2,119,000	Asset Backed Securities Corp Home Equity 2005-HE1 M10, 8.081% 3/25/35	1,968,678
2,681,000	Bear Stearns 2004-HE9 M7B, 9.081% 11/25/34	2,386,090
4,000,000	Merrill Lynch Mortgage 2005-ACR1 B4, 7.591% 6/28/35 (a)	3,700,000
2,000,000	Soundview 2005-A B1, 8.081% 4/25/35 (a)	1,600,000

		$19,390,418

	Manufactured Housing - 0.4%
1,793,289	Mid-State Trust 2005-1 B, 7.758% 1/15/40	1,742,808

Total Asset Backed Securities - Investment Grade (cost $58,269,974)		$58,995,534

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 39.8% OF NET ASSETS
	Certificate-Backed Obligations - 2.7%
2,000,000	Preferred Term Securities II, 12.000% 5/22/33 (a)	1,322,280
2,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	2,045,980
2,900,000	Preferred Term Securities XVI, 11.000% 3/23/35 (a)	2,840,898
5,000,000	Preferred Term Securities XXII, Zero Coupon Bond 9/22/36 (a)	4,940,000

		$11,149,158

	Collateralized Debt Obligations - 5.5%
2,773,473	Cigna CDO Limited 2000-1A B1, 6.110% 8/28/12 (a)	2,081,852
3,000,000	Diversified Asset Securitization 2 1A B1, 9.712% 9/15/35 (a)	1,485,000
1,000,000	Flagship CLO 2005-4A, Zero Coupon Bond 6/1/17 (a)	946,250
2,000,000	Goldentree Capital 2006-1A E, 10.940% 2/22/20 (a)	1,938,800
4,000,000	GSC Partners CDO Fund Ltd 2006-7A COM1, 5.075% 5/25/20 (a)	3,920,000
3,921,230	Hewett’s Island 2004-1A COM, 9.000% 12/15/16	3,842,806
3,863,935	MKP 4A CS, 2.000% 7/25/25 (a)	3,720,158
3,000,000	Rosedale CLO Ltd I-A II, 5.146% 7/26/21 (a)	2,880,000
2,000,000	Veritas 2006-2, 15.000% 7/11/20 (a)	1,920,000

		$22,734,866

	Commercial Loans - 1.0%
1,967,335	Lehman Brothers-UBS Commercial Mortgage 2001-C7 S, 5.868% 11/15/33	1,116,010
3,050,000	Lehman Brothers 2002-LLFA L, 6.481% 6/14/17 (a)	2,986,197

		$4,102,207

	Equipment Leases - 17.8%
3,524,400	Aerco Limited 1X C1, 6.431% 7/15/23	1,308,434
3,694,066	Aerco Limited 2A C2, 7.249% 7/15/25 (a)	1,145,160
17,250,000	Aircraft Finance Trust 1999-1A A1, 5.561% 5/15/24	11,988,750
27,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.631% 3/15/19	16,740,000
1,078,076	DVI Receivables 2001-2 A3, 3.519% 11/8/31	884,022
2,292,312	DVI Receivables 2001-2 A4, 4.613% 11/11/09	1,902,619
7,743,968	DVI Receivables 2002-1 A3A, 5.430% 6/11/10	4,956,139
1,627,123	DVI Receivables 2002-2 C, 4.340% 9/12/10	894,918
17,000,000	Lease Investment Flight Trust 1 A1, 5.471% 7/15/31	12,112,500
3,000,000	Lease Investment Flight Trust 1 A2, 5.511% 7/15/31	2,175,000
10,000,000	Pegasus Aviation Lease 1999-1A B1, 6.300% 3/25/29 (a)	2,136,000
2,979,856	Pegasus Aviation Lease 2000-1 A1, 5.706% 3/25/15 (a)	1,869,860
2,000,000	Pegasus Aviation Lease 2000-1 A2, 8.370% 3/25/30 (a)	1,282,360
21,200,000	Pegasus Aviation Lease 2001-1A A1, 5.560% 5/10/31 (a)	12,932,000
1,822,096	Pegasus Aviation Lease 2001-1A A3, 5.760% 3/10/14 (a)	1,598,889

		$73,926,651

	Franchise Loans - 0.7%
2,000,000	ACLC Business Loan Receivables Trust 1998-2 B, 6.850% 4/15/20 (a)	1,826,640
1,617,000	Falcon Franchise Loan 2001-1 F, 6.500% 1/5/23	950,844

		$2,777,484

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Home Equity Loans - 12.0%
2,000,000	Ace Securities 2004-HE4 B, 8.581% 12/25/34 (a)	1,680,000
4,463,000	Ace Securities 2005-HE2 B1, 8.331% 4/25/35 (a)	3,687,554
4,000,000	Ace Securities 2005-HE5 B2, 8.081% 8/25/35 (a)	3,140,000
3,000,000	Ace Securities 2005-HE6 B1, 8.081% 10/25/35 (a)	2,340,000
2,000,000	Asset Backed Securities Corp Home Equity 2006-HE4 M9, 7.581% 5/25/36 (a)	1,788,440
7,038,000	Equifirst Mortgage 2004-3 B2, 8.581% 12/25/34 (a)	6,123,060
1,000,000	Equifirst Mortgage 2005-1 B3, 8.331% 4/25/35 (a)	822,500
1,757,000	Equifirst Mortgage 2005-1 B4, 8.331% 4/25/35 (a)	1,440,740
2,000,000	Master Asset Backed Securities Trust 2005-FRE1 M10, 7.581% 10/25/35 (a)	1,620,000
4,000,000	Meritage Asset Holdings NIM 2005-2 N4, 7.500% 11/25/35 (a)	3,012,000
2,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.581% 6/25/35 (a)	1,760,000
2,000,000	Nomura Home Equity Loan Inc. 2005-HE1 B1, 7.531% 9/25/35	1,775,000
3,000,000	Structured Asset 2005-S6 B3, 7.581% 11/25/35 (a)	2,486,250
4,664,968	Terwin Mortgage 2005-11 1B7, 5.000% 11/25/36 (a)	3,895,248
	Terwin Mortgage 2005-3SL B6, 11.500% 3/25/35 interest-only strips	880,986
2,124,185	Terwin Mortgage 2005-7SL, 6.500% 7/25/35 (a)	1,850,696
4,000,000	Terwin Mortgage 2005-R1, 5.000% 12/28/36 (a)	2,970,000
4,500,000	Terwin Mortgage 2006-1 2B5, 5.000% 1/25/37 (a)	3,681,000
6,000,000	Terwin Mortgage 2006-R3, 6.290% 6/26/37(a)	4,904,400

		$49,857,874

	Manufactured Housing Loans - 0.1%
1,560,840	Bombardier Capital 1998-B M2, 7.310% 10/15/28	62,433
500,000	Bombardier Capital 2001-A M2, 8.265% 12/15/30	110,000

		$172,433

Total Asset Backed Securities - Non-Investment Grade (cost $170,634,776)		$164,720,673

CORPORATE BONDS - INVESTMENT GRADE - 1.4% OF NET ASSETS
	Special Purpose Entity - 1.4%
2,000,000	Barton Springs 2005-1-C1, 8.230% 12/20/10 (a)	1,775,000
4,000,000	Duane Park I, Zero Coupon Bond 6/27/16 (a)	4,000,000

Total Corporate Bonds - Investment Grade (cost $5,784,058)		$5,775,000

CORPORATE BONDS - NON-INVESTMENT GRADE - 38.2% OF NET ASSETS
	Apparel - 0.8%
3,410,000	Rafaella Apparel, 11.250% 6/15/11 (a)	3,273,600
	Appliances - 1.0%
4,335,000	Windmere-Durable, 10.000% 7/31/08	4,101,994
	Automotives - 3.7%
2,225,000	Dana Corporation, Zero Coupon Bond 1/15/15 in default (c)	1,679,875
1,388,000	Dana Corporation, Zero Coupon Bond 3/15/10 in default (c)	1,221,440
2,025,000	Delco Remy International Inc, 11.000% 5/1/09	1,184,625
975,000	Delphi Corporation, Zero Coupon Bond 5/1/29 in default (c)	760,500
2,800,000	Dura Operating, 9.000% 5/1/09	1,470,000
1,200,000	Federal-Mogul Co, Zero Coupon Bond 1/15/09 in default (c)	720,000
1,190,000	Ford Motor, 9.215% 9/15/21	940,100
725,000	Ford Motor, 9.980% 2/15/47	583,625
3,550,000	General Motors, 8.375% 7/15/33	2,857,750
1,950,000	Metaldyne Corp., 10.000% 11/1/13	1,886,625
2,625,000	Metaldyne Corp., 11.000% 6/15/12	2,231,250

		$15,535,790

	Basic Materials - 2.1%
2,650,000	Doe Run Resources, 11.750% 11/1/08 (a)	2,424,750
3,110,000	Edgen Acquisition, 9.875% 2/1/11	3,032,250
1,300,000	Edgen Corporation, 9.875% 2/1/11 (a)	1,306,500
2,533,000	Millar Western, 7.750% 11/15/13	1,925,080

		$8,688,580

	Building & Construction - 0.4%
1,700,000	Owens Corning, Zero Coupon Bond 8/1/18 in default (c)	1,487,500
	Communications - 1.7%
1,150,000	Adelphia Communications, Zero Coupon Bond 10/1/10 in default (c)	626,750
4,350,000	CCH I Holdings LLC, 11.750% 5/15/14	2,740,500
967,000	CCH I Holdings LLC, 11.000% 10/1/15	846,125
325,000	Century Communications, Zero Coupon Bond 3/1/05 in default (c)	325,000
2,525,000	Penton Media, 10.375% 6/15/11	2,386,125

		$6,924,500

	Consulting Services - 1.1%
2,000,000	MSX International, 11.000% 10/15/07	1,920,000
4,000,000	MSX International, 11.375% 1/15/08	2,708,560

		$4,628,560

	Electronics - 1.2%
4,850,000	Motors and Gears, 10.750% 11/15/06	4,825,750

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Finance - 1.5%
2,850,000	Advanta Capital Trust I, 8.990% 12/17/26	2,871,375
875,000	Altra Industrial Motion, 9.000% 12/1/11	879,375
3,300,000	Banctec, 7.500% 6/1/08	2,447,577

		$6,198,327

	Food - 1.9%
3,960,000	Di Giorgio Corp., 10.000% 6/15/07	3,960,000
1,950,000	Eurofresh Inc, 11.500% 1/15/13 (a)	1,940,250
3,200,000	Merisant, 9.500% 7/15/13	2,016,000

		$7,916,250

	Garden Products - 0.3%
1,660,000	Ames True Temper, 10.000% 7/15/12	1,352,900
	Health Care - 1.1%
3,500,000	Healthsouth Corp., 11.319% 6/15/14 (a)	3,491,250
1,450,000	Spheris Inc, 11.000% 12/15/12	1,312,250

		$4,803,500

	Human Resources - 0.5%
1,850,000	Comforce Operating, 12.000% 12/1/07	1,852,313
	Industrial - 4.4%
2,060,000	Advanced Lighting Technologies, 11.000% 3/31/09	2,016,987
4,000,000	Consolidated Container, 10.125% 7/15/09	3,770,000
1,120,000	Constar International, 11.000% 12/1/12	840,000
3,228,000	Continental Global Group, 9.000% 10/1/08	3,091,133
2,070,000	Trimas Corp., 9.875% 6/15/12	1,894,050
415,000	VICAP S.A., 11.375% 5/15/07 *	396,325
2,550,000	VITRO S.A., 12.750% 11/1/13 (a)	2,358,750
4,075,000	Wolverine Tube, 7.375% 8/1/08 (a)	3,300,750
675,000	Wolverine Tube, 10.500% 4/1/09	560,250

		$18,228,245

	Investment Companies - 0.3%
1,250,000	Reg Diversified Funding, 10.000% 1/25/36 (a)	1,250,000
	Manufacturing - 3.9%
3,325,000	BGF Industries, 10.250% 1/15/09	3,108,875
1,350,000	Elgin National Industries, 11.000% 11/1/07	1,338,107
4,750,000	GSI Group, 12.000% 5/15/13 (a)	4,916,250
3,545,000	J.B. Poindexter & Co., 8.750% 3/15/14	2,871,450
1,875,000	Maax Corp., 9.750% 6/15/12	1,530,469
2,250,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	2,250,000

		$16,015,151

	Medical Products - 0.6%
5,405,000	Insight Health Services, 9.875% 11/1/11	2,378,200
	Retail - 1.9%
1,100,000	General Nutrition Center, 8.500% 12/1/10	1,064,250
950,000	Jo-Ann Stores, 7.500% 3/1/12	855,000
1,150,000	Nebraska Book Company, 8.625% 3/15/12	1,069,500
1,518,000	Star Gas Partner, 10.250% 2/15/13	1,567,335
4,350,000	Uno Restaurant, 10.000% 2/15/11 (a)	3,327,750

		$7,883,835

	Special Purpose Entity - 5.1%
9,588,756	Dow Jones CDX HY T4, 10.500% 12/29/09 (a)	9,708,615
5,000,000	INCAPS Funding II, 10.000% 1/15/34 (a)	4,500,000
1,320,000	Interactive Health, 7.250% 4/1/11 (a)	1,062,600
1,400,000	Milacron Escrow Corp., 11.500% 5/15/11	1,298,500
2,000,000	North Street Referenced Linked Notes 2000-1A D1, 7.726% 7/30/10 (a)	900,000
3,500,000	North Street Referenced Linked Notes 2000-1A, 6.876% 7/30/10 (a)	2,730,000
231,593	PAHC Holdings, Zero Coupon Bond 2/1/10 **	238,541
850,000	PCA LLC/PCA Finance Corp., 14.000% 6/1/09 (a)	858,500

		$21,296,756

	Technology - 0.7%
3,350,000	Danka Business Systems, 11.000% 6/15/10	2,780,500
	Telecommunications - 1.6%
1,912,024	BARAK I.T.C., 10.000% 11/15/10 *	1,912,139
675,000	Iridium LLC/Capital Corp., Zero Coupon Bond 7/15/05 in default (c)	192,375
4,175,000	Primus Telecommunications, 8.000% 1/15/14	2,672,000
2,400,000	Securus Technologies, 11.000% 9/1/11	1,992,000

		$6,768,514

	Tobacco - 0.6%
2,915,000	North Atlantic Trading, 9.250% 3/1/12	2,346,575
	Transportation - 1.1%
1,075,000	Evergreen International Aviation, 12.000% 5/15/10	1,101,875
3,525,000	Sea Containers Ltd, 10.750% 10/15/06 *	3,384,000

		$4,485,875

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Travel - 0.7%
3,000,000	Worldspan Financial, 11.420% 2/15/11	2,947,500

Total Corporate Bonds - Non-Investment Grade ($164,560,353)		$157,970,715

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 4.6% OF NET ASSETS
	Collateralized Mortgage Obligations - 4.6%
2,000,000	First Franklin Mortgage 2004-FF5, 8.594% 8/25/34 (a)	2,000,000
	Harborview Mortgage 2004-8 X, 0.771% 11/19/34 interest-only strips	2,852,710
1,998,918	Harborview Mortgage 2006-4 B11, 6.83% 10/19/35 (a)	1,956,441
4,000,000	Merrill Lynch Mortgage 2005-M1, 7.081% 5/25/36	3,218,720
3,000,000	Park Place Securities 2005-WCW2 M10, 7.581% 7/25/35	2,670,000
2,000,000	Park Place Securities 2005-WHQ3 M11, 7.581% 6/25/35	1,735,000
2,733,535	Sail Net Interest Margin Notes 2004-7A B, 6.750% 8/27/34 (a)	2,691,220
2,000,000	Soundview 2005-OPT1 M10, 8.331% 6/25/35	1,820,000

Total Mortgage Backed Securities - Investment Grade ($21,167,140)		$18,944,091

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 17.6% OF NET ASSETS
	Collateralized Mortgage Obligations - 17.6%
2,994,761	Countrywide Alternative Loan Trust 2005-51 B3, 6.331% 11/20/35	2,312,045
3,992,321	Countrywide Alternative Loan Trust 2005-56 B3, 6.331% 11/25/35 (a)	3,074,087
1,986,894	Countrywide Alternative Loan Trust 2006-OA1 B2, 7.081% 3/20/46	1,112,661
2,995,234	Countrywide Alternative Loan Trust 2006-OA2 B2, 7.331% 5/20/46	1,684,819
3,000,000	First Franklin Mortgage 2005-FFH3 B4, 7.081% 9/25/35 (a)	2,250,000
3,073,000	Fremont Home Equity 2005-C B3, 7.331% 7/25/35 (a)	2,258,655
2,000,000	Greenwich 2005-2A N2, 3.100% 2/26/35 (a)	1,420,000
3,000,000	Greenwich 2005-3 N2, 2.000% 6/27/35 (a)	1,856,250
8,000,000	Greenwich 2005-4 N-2, Zero Coupon Bond 7/27/45 (a)	4,188,000
4,000,000	Greenwich 2005-6A N3, Zero Coupon Bond 11/27/45 (a)	3,120,000
2,000,000	GSAMP Trust 2004-AR1 B5, 5.000% 6/25/34 (a)	1,731,560
1,999,881	Harborview Mortgage 2005-15 B10, 6.831% 10/20/45	1,591,785
3,987,130	Harborview Mortgage 2006-4 B11, 6.830% 5/19/47 (a)	2,452,085
5,000,000	Long Beach Asset Holdings 2005-WL1 N4, 7.500% 6/25/45 (a)	4,500,000
2,152,937	Long Beach Mortgage 2001-3 M3, 6.956% 9/25/31	516,705
1,616,181	Long Beach Mortgage 2001-4 M2, 6.731% 3/25/32	1,423,055
2,000,000	Long Beach Mortgage Loan Trust 2005-2 B2, 7.831% 4/25/35 (a)	1,765,000
2,043,150	Park Place Securities 2005-WCW1 B, 5.000% 9/25/35 (a)	1,884,806
3,800,000	Park Place Securities 2005-WCW1 M11, 7.581% 9/25/35	3,087,500
3,000,000	Park Place Securities 2005-WCW3, 7.581% 8/25/35 (a)	2,460,000
3,000,000	Park Place Securities 2005-WHQ1 M10, 7.581% 3/25/35 (a)	2,667,180
2,000,000	Park Place Securities 2005-WHQ4, 7.581% 9/25/35 (a)	1,370,320
2,000,000	People’s Choice Home Loan 2004-2 B, 5.000% 10/25/34 (a)	1,669,900
2,000,000	Popular 2005-4 B2, 7.581% 9/25/35 (a)	1,800,000
5,250,000	Residential 2005-RS4 B2, 8.081% 4/25/35 (a)	4,372,253
3,938,000	Residential 2005-RS4 B3, 8.081% 4/25/35 (a)	3,103,656
1,650,779	Sasco Net Interest Margin Trust 2004-6XS B, 5.000% 3/28/34 (a)	1,543,479
2,000,000	Soundview 2005-1 B3, 8.331% 4/25/35 (a)	1,560,000
2,591,000	Soundview 2005-2 B3, 8.081% 7/25/35 (a)	2,098,710
1,000,000	Soundview 2005-2 B4, 8.081% 7/25/35 (a)	730,000
1,972,000	Soundview 2005-B M14, 7.650% 5/25/35 (a)	1,485,606
2,573,000	Structured Asset 2004-S2 B, 6.000% 6/25/34 (a)	2,350,538
2,139,000	Structured Asset 2004-S4 B3, 5.000% 12/25/34 (a)	1,691,564
2,000,000	Structured Asset 2005-AR1 B2, 7.081% 9/25/35 (a)	1,510,000

Total Mortgage Backed Securities - Non-Investment Grade (cost $73,286,221)		$72,642,219

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
1,250,000	Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32	612,500

Total Municipal Securities (cost $783,314)		$612,500

COMMON STOCKS - 12.9% OF NET ASSETS
35,200	Alpha Natural Resources, Inc. (c)	690,624
58,100	American Capital Strategies, Ltd.	1,945,188
23,300	Aqua America, Inc.	531,007
16,400	Arthur J. Gallagher & Co.	415,576
49,000	ATI Technologies Inc. (c)	715,400
22,000	AVX Corporation	347,380
13,400	Bois d’Arc Energy, Inc. (c)	220,698
72,100	Cascade Microtech, Inc. (c )	826,266
9,000	Caterpillar Inc.	670,320
9,000	Cemex, S.A. de C.V.	512,730
35,600	Chiquita Brands International, Inc.	490,568
60,900	Citizens Communications Company	794,745
29,500	Companhia de Saneamento Básico do Estado de São Paulo	694,725

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
31,400	Compass Diversified Trust	448,078
2,800	Compton Petroleum Corporation (c)	32,312
57,100	Consolidated Communications Illinois Holdings, Inc.	949,573
17,100	Cytec Industries Inc.	917,586
6,400	Deere & Company	534,336
42,700	Direct General Corporation	722,484
12,900	Edison International	503,100
35,900	Education Realty Trust, Inc.	597,735
6,800	EnCana Corporation (d)	357,952
20,000	ENSCO International Incorporated	920,400
30,900	Enterprise Products Partners L.P.	769,410
41,400	FairPoint Communications, Inc.	596,160
37,400	Famous Dave’s of America, Inc. (c)	497,420
17,200	Fording Canadian Coal Trust	545,240
13,700	Global Industries, Ltd. (c)	228,790
11,200	Helix Energy Solutions Group, Inc. (c)	452,032
71,000	Infocrossing, Inc. (c)	820,050
178,400	InPhonic, Inc. (c)	1,123,920
111,695	Intermet Corporation (c)	893,560
109,200	International Coal Group, Inc. (c)	790,608
37,500	Iowa Telecommunications Services, Inc.	709,500
8,000	J.C. Penney Company, Inc.	540,080
20,400	Kinder Morgan Energy Partners, L.P.	937,584
32,800	KKR Financial Corp.	682,568
4,100	Korn/Ferry International (c)	80,319
15,800	L-3 Communications Holdings, Inc.	1,191,636
11,000	Lloyds TSB Group plc	434,170
3,600	Lone Star Technologies, Inc. (c)(d)	194,472
35,700	Macquarie Infrastructure Company Trust	984,963
15,900	Magellan Midstream Partners, L.P.	540,282
6,100	Manpower Inc. (d)	394,060
33,100	Masco Corporation	981,084
3,300	McDermott International, Inc.(c)	150,051
107,100	MCG Capital Corporation	1,702,890
30,800	Mittal Steel Company N.V.	939,708
37,200	Motorola, Inc. (d)	749,580
66,000	Nam Tai Electronics, Inc.	1,476,420
89,400	Ness Technologies, Inc. (c)	961,050
28,000	Optimal Group Inc. (c)	378,280
5,200	PACCAR Inc. (d)	428,376
24,700	Pacific Sunwear of California, Inc. (c)	442,871
12,900	Philippine Long Distance Telephone Company	445,308
667	Providence Washington Insurance Companies (c)	67
41,400	Regal Entertainment Group	841,248
14,400	RTI International Metals, Inc. (c)	804,096
16,900	Sanderson Farms, Inc.	473,031
17,500	Sasol Limited	676,200
32,590	Ship Finance International Limited	564,133
192,452	Star Gas Partners, L.P. (c)	515,771
16,900	Superior Energy Services, Inc. (c)	572,910
139,467	Taiwan Semiconductor Manufacturing Company Ltd.	1,280,307
131,770	Technology Investment Capital Corporation (c)	1,930,430
8,300	Tenaris S.A.	336,067
18,550	Teva Pharmaceutical Industries Limited (d)	585,995
12,800	The Dow Chemical Company	499,584
26,200	The Home Depot, Inc.	937,698
12,900	The Talbots, Inc.	238,005
15,500	The Timken Company	519,405
109,150	Trustreet Properties Inc.	1,439,688
38,500	Tsakos Energy Navigation Limited	1,604,680
17,200	Valero Energy Corporation	1,144,144
15,300	Valero L.P.	755,055
16,900	Washington Mutual, Inc.	770,302

Total Common Stocks (cost $54,133,266)		$53,390,041

PREFERRED STOCKS - 3.5% OF NET ASSETS
40,000	Baker Street Funding (a)	3,880,000
3,000	Credit Genesis CLO 2005	3,000,000
100,000	Endurance Specialty Holdings Ltd.	2,411,000
2,000	Hewett’s Island II (a)	1,980,000
2,000	Marquette Park CLO (a)	1,960,000
1,700	SOLOSO CDO 2005	1,317,500

Total Preferred Stocks (cost $14,675,213)		$14,548,500

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
CORPORATE LOANS - 0.1% OF NET ASSETS
400,000	ICO North America, 7.500% 8/15/09	460,000

Total Corporate Loans (cost $400,000)		$460,000

REPURCHASE AGREEMENT - 2.4% OF NET ASSETS

	Repurchase agreement with GX Clarke, 4.750%, dated June 30, 2006 to be repurchased at $10,000,958 on July 3, 2006, collaterized by a $10,204,754 U.S. Treasury Note with maturity of August 15, 2023.	$10,000,000

EURODOLLAR TIME DEPOSITS - 0.9% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated June 30, 2006 2.800% maturing at $3,655,853 on July 3, 2006.	$3,655,000

Total Investments - 135.8% of Net Assets (cost $508,736,836)		$561,714,273

Other Assets and Liabilities, net - (35.8%) of Net Assets		(147,930,954)

Net Assets		$413,783,319

Call Options Written

June 30, 2006

Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
20	EnCana Corporation/July/50.00	7,200
36	Lone Star Technologies, Inc./July/50.00	16,920
61	Manpower Inc./July/65.00	11,590
26	Motorola, Inc./July/20.00	2,080
34	PACCAR Inc./July/75.00	20,740
16	Teva Pharmaceutical Industries Limited/July/35.00	320

Total Call Options Written (Premiums Received $43,729)		$58,850

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See accompanying note to schedule of investments regarding investment valuations.

(c)	Non-income producing security.

(d)	A portion or all of the security is pledged as collateral for call options written.

*	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

**	Payment-in-kind security.

Note to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price. Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of the Company’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK Advantage Income Fund, Inc.

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carter E. Anthony
Carter E. Anthony President and Chief Executive Officer

Date: August 29, 2006

By:	/s/ Joseph C. Weller
Joseph C. Weller Treasurer and Chief Financial Officer

Date: August 29, 2006